RiverNorth Patriot ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Advertising - 0.4%
Trade Desk, Inc. - Class A (a)	141	$15,461

Agriculture - 0.4%
Altria Group, Inc.	331	16,894

Airlines - 0.4%
Southwest Airlines Co.	475	14,074

Auto Manufacturers - 0.6%
Lucid Group, Inc. (a)	3,781	13,347
Rivian Automotive, Inc. - Class A (a)	1,082	12,140
		25,487

Banks - 6.8%
BOK Financial Corp.	84	8,788
Cadence Bank	242	7,708
Citizens Financial Group, Inc.	231	9,487
Columbia Banking System, Inc.	255	6,658
Comerica, Inc.	141	8,447
Commerce Bancshares, Inc.	169	10,038
Cullen/Frost Bankers, Inc.	85	9,508
East West Bancorp, Inc.	113	9,350
Fifth Third Bancorp	225	9,639
First Citizens BancShares, Inc. - Class A	4	7,364
First Financial Bankshares, Inc.	174	6,440
First Horizon Corp.	527	8,184
FNB Corp.	437	6,166
Home BancShares, Inc.	231	6,258
Huntington Bancshares, Inc.	588	8,644
KeyCorp	519	8,693
M&T Bank Corp.	42	7,481
Old National Bancorp	377	7,035
Pinnacle Financial Partners, Inc.	98	9,601
PNC Financial Services Group, Inc.	57	10,536
Prosperity Bancshares, Inc.	112	8,072
Regions Financial Corp.	382	8,912
SouthState Corp.	83	8,066
Synovus Financial Corp.	152	6,759
Truist Financial Corp.	242	10,350
U.S. Bancorp	240	10,975
Webster Financial Corp.	193	8,996
Wells Fargo & Co.	185	10,451
Western Alliance Bancorp	96	8,303
Wintrust Financial Corp.	83	9,008
Zions Bancorp NA	212	10,011
		265,928

Beverages - 1.1%
Celsius Holdings, Inc. (a)	432	13,548
Coca-Cola Consolidated, Inc.	13	17,113
Constellation Brands, Inc. - Class A	55	14,173
		44,834

Biotechnology - 1.4%
Incyte Corp. (a)	220	14,542
Intra-Cellular Therapies, Inc. (a)	191	13,975
Ionis Pharmaceuticals, Inc. (a)	313	12,539
Sarepta Therapeutics, Inc. (a)	116	14,487
		55,543

Building Materials - 3.8%
AAON, Inc.	158	17,039
AZEK Co., Inc. (a)	329	15,397
Builders FirstSource, Inc. (a)	77	14,927
Eagle Materials, Inc.	52	14,958
Martin Marietta Materials, Inc.	28	15,071
MDU Resources Group, Inc.	474	12,992
Summit Materials, Inc. - Class A (a)	386	15,066
Trex Co., Inc. (a)	220	14,648
UFP Industries, Inc.	110	14,433
Vulcan Materials Co.	56	14,024
		148,555

Commercial Services - 2.5%
ADT, Inc.	2,083	15,060
Affirm Holdings, Inc. (a)	226	9,225
Booz Allen Hamilton Holding Corp.	97	15,788
Paylocity Holding Corp. (a)	85	14,022
R1 RCM, Inc. (a)	1,040	14,737
Toast, Inc. - Class A (a)	568	16,080
Valvoline, Inc. (a)	270	11,300
		96,212

Computers - 0.8%
CACI International, Inc. - Class A (a)	28	14,128
Science Applications International Corp.	111	15,459
		29,587

Distribution/Wholesale - 0.8%
Core & Main, Inc. - Class A (a)	355	15,762
SiteOne Landscape Supply, Inc. (a)	102	15,393
		31,155

Diversified Finan Serv - 0.2%
SoFi Technologies, Inc. (a)	1,145	9,000

Diversified Financial Services - 3.8%
Ally Financial, Inc.	225	8,008
Ameriprise Financial, Inc.	14	6,577
Apollo Global Management, Inc.	84	10,492
Ares Management Corp. - Class A	57	8,883
Blue Owl Capital, Inc. - Class A	497	9,622
Capital One Financial Corp.	55	8,235
Cboe Global Markets, Inc.	41	8,400
Charles Schwab Corp.	136	8,814
Credit Acceptance Corp. (a)	13	5,764
Discover Financial Services	56	7,856
Enact Holdings, Inc.	178	6,467
LPL Financial Holdings, Inc.	42	9,770
Mr. Cooper Group, Inc. (a)	71	6,545
OneMain Holdings, Inc.	152	7,155
PennyMac Financial Services, Inc.	51	5,812
Radian Group, Inc.	178	6,175
Synchrony Financial	196	9,777
T Rowe Price Group, Inc.	69	7,516
Voya Financial, Inc.	99	7,843
		149,711

Electric - 11.2%
Alliant Energy Corp.	252	15,294
Ameren Corp.	156	13,644
American Electric Power Co., Inc.	126	12,927
Avangrid, Inc.	395	14,137
CenterPoint Energy, Inc.	440	12,945
CMS Energy Corp.	198	13,985
Consolidated Edison, Inc.	128	13,329
Constellation Energy Corp.	77	20,021
Dominion Energy, Inc.	269	15,545
DTE Energy Co.	112	14,382
Duke Energy Corp.	127	14,643
Edison International	153	13,325
Entergy Corp.	108	14,214
Evergy, Inc.	248	15,378
Eversource Energy	206	14,018
Exelon Corp.	364	14,760
FirstEnergy Corp.	315	13,970
IDACORP, Inc.	110	11,340
NextEra Energy, Inc.	179	15,131
NRG Energy, Inc.	166	15,123
OGE Energy Corp.	357	14,644
PG&E Corp.	741	14,649
Pinnacle West Capital Corp.	154	13,643
PPL Corp.	422	13,960
Public Service Enterprise Group, Inc.	181	16,147
Southern Co.	171	15,421
Talen Energy Corp. (a)	87	15,507
Vistra Corp.	150	17,781
WEC Energy Group, Inc.	154	14,812
Xcel Energy, Inc.	212	13,844
		438,519

Energy-Alternate Sources - 0.4%
First Solar, Inc. (a)	64	15,964

Engineering & Construction - 1.6%
Comfort Systems USA, Inc.	42	16,395
Dycom Industries, Inc. (a)	69	13,600
EMCOR Group, Inc.	42	18,082
MasTec, Inc. (a)	129	15,880
		63,957

Entertainment - 1.1%
Caesars Entertainment, Inc. (a)	336	14,025
Churchill Downs, Inc.	99	13,386
DraftKings, Inc. - Class A (a)	353	13,837
		41,248

Environmental Control - 1.2%
Casella Waste Systems, Inc. - Class A (a)	128	12,734
Republic Services, Inc.	83	16,670
Waste Management, Inc.	85	17,646
		47,050

Food - 2.6%
Albertsons Cos., Inc. - Class A	695	12,844
Campbell Soup Co.	281	13,746
Hormel Foods Corp.	434	13,758
Kroger Co.	269	15,414
Performance Food Group Co. (a)	196	15,361
Sprouts Farmers Market, Inc. (a)	135	14,905
US Foods Holding Corp. (a)	251	15,436
		101,464

Gas - 1.4%
Atmos Energy Corp.	110	15,258
National Fuel Gas Co.	222	13,456
NiSource, Inc.	403	13,964
Southwest Gas Holdings, Inc.	166	12,244
		54,922

Healthcare-Products - 1.2%
Inspire Medical Systems, Inc. (a)	70	14,773
Lantheus Holdings, Inc. (a)	150	16,463
Natera, Inc. (a)	122	15,488
		46,724

Healthcare-Services - 4.9%
Centene Corp. (a)	192	14,454
Chemed Corp.	28	16,827
Cigna Group	42	14,550
CorVel Corp. (a)	39	12,749
Elevance Health, Inc.	28	14,560
Ensign Group, Inc.	111	15,964
HealthEquity, Inc. (a)	181	14,815
Humana, Inc.	42	13,303
Molina Healthcare, Inc. (a)	42	14,472
PACS Group, Inc. (a)	351	14,029
Quest Diagnostics, Inc.	98	15,214
Tenet Healthcare Corp. (a)	98	16,288
UnitedHealth Group, Inc.	28	16,371
		193,596

Home Builders - 3.6%
DR Horton, Inc.	82	15,643
Installed Building Products, Inc.	66	16,254
KB Home	166	14,224
Lennar Corp. - Class A	83	15,561
Meritage Homes Corp.	67	13,740
NVR, Inc. (a)	2	19,623
PulteGroup, Inc.	109	15,645
Taylor Morrison Home Corp. (a)	215	15,106
Toll Brothers, Inc.	94	14,522
		140,318

Household Products/Wares - 0.4%
Reynolds Consumer Products, Inc.	444	13,808

Insurance - 3.9%
Allstate Corp.	42	7,965
American Financial Group, Inc.	57	7,672
Cincinnati Financial Corp.	70	9,528
Equitable Holdings, Inc.	225	9,457
Erie Indemnity Co. - Class A	14	7,557
F&G Annuities & Life, Inc.	146	6,529
Fidelity National Financial, Inc.	153	9,495
Globe Life, Inc.	98	10,379
Hanover Insurance Group, Inc.	41	6,073
Hartford Financial Services Group, Inc.	83	9,762
Jackson Financial, Inc. - Class A	99	9,032
Kinsale Capital Group, Inc.	14	6,518
Loews Corp.	110	8,696
Markel Group, Inc. (a)	5	7,843
Old Republic International Corp.	263	9,315
Progressive Corp.	42	10,658
RLI Corp.	56	8,679
Selective Insurance Group, Inc.	70	6,531
		151,689

Internet - 1.4%
Maplebear, Inc. (a)	415	16,907
Robinhood Markets, Inc. - Class A (a)	367	8,595
Roku, Inc. (a)	201	15,007
Zillow Group, Inc. - Class C (a)	235	15,005
		55,514

Leisure Time - 0.4%
Planet Fitness, Inc. - Class A (a)	180	14,620

Lodging - 0.4%
Boyd Gaming Corp.	220	14,223

Media - 2.3%
Charter Communications, Inc. - Class A (a)	41	13,287
Fox Corp. - Class A	393	16,636
Liberty Broadband Corp. - Class C (a)	236	18,240
New York Times Co. - Class A	279	15,532
Nexstar Media Group, Inc.	70	11,575
Sirius XM Holdings, Inc.	628	14,847
		90,117

Oil & Gas - 6.2%
Antero Resources Corp. (a)	541	15,500
Chesapeake Energy Corp.	193	15,874
Chord Energy Corp.	112	14,586
Civitas Resources, Inc.	242	12,262
Coterra Energy, Inc.	637	15,256
Devon Energy Corp.	363	14,201
Diamondback Energy, Inc.	85	14,654
EOG Resources, Inc.	141	17,333
EQT Corp.	432	15,828
Marathon Oil Corp.	494	13,155
Marathon Petroleum Corp.	83	13,522
Matador Resources Co.	295	14,579
Permian Resources Corp.	1,069	14,549
Range Resources Corp.	493	15,165
Southwestern Energy Co. (a)	2,328	16,552
Sunoco LP	237	12,722
Texas Pacific Land Corp.	7	6,193
		241,931

Pharmaceuticals - 1.8%
Cardinal Health, Inc.	128	14,147
CVS Health Corp.	280	17,606
McKesson Corp.	28	13,844
Neurocrine Biosciences, Inc. (a)	125	14,402
Option Care Health, Inc. (a)	390	12,207
		72,206

Pipelines - 4.6%
Antero Midstream Corp.	981	14,764
Cheniere Energy Partners LP	308	15,006
DT Midstream, Inc.	195	15,339
Energy Transfer LP	985	15,809
EnLink Midstream LLC	986	14,307
Enterprise Products Partners LP	539	15,690
Kinder Morgan, Inc.	687	15,176
MPLX LP	334	14,850
ONEOK, Inc.	167	15,219
Targa Resources Corp.	109	16,133
Western Midstream Partners LP	340	13,008
Williams Cos., Inc.	317	14,471
		179,772

Retail - 9.3%
AutoNation, Inc. (a)	85	15,208
BJ's Wholesale Club Holdings, Inc. (a)	179	14,764
Burlington Stores, Inc. (a)	55	14,492
CarMax, Inc. (a)	197	15,244
Carvana Co. (a)	114	19,849
Casey's General Stores, Inc.	42	15,780
Cava Group, Inc. (a)	125	15,481
Chipotle Mexican Grill, Inc. (a)	284	16,364
Darden Restaurants, Inc.	97	15,921
Dick's Sporting Goods, Inc.	70	14,609
Dollar General Corp.	176	14,884
Floor & Decor Holdings, Inc. - Class A (a)	136	16,887
Lowe's Cos., Inc.	74	20,043
Murphy USA, Inc.	27	13,308
Ollie's Bargain Outlet Holdings, Inc. (a)	140	13,608
O'Reilly Automotive, Inc. (a)	14	16,122
Ross Stores, Inc.	96	14,449
Target Corp.	112	17,456
Texas Roadhouse, Inc.	84	14,834
Tractor Supply Co.	55	16,001
Ulta Beauty, Inc. (a)	42	16,343
Williams-Sonoma, Inc.	102	15,802
Wingstop, Inc.	40	16,643
		364,092

Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	56	14,805

Software - 2.8%
Appfolio, Inc. - Class A (a)	28	6,591
Bill.com Holdings, Inc. (a)	252	13,295
CCC Intelligent Solutions Holdings, Inc. (a)	656	7,249
Intuit, Inc.	28	17,388
Jack Henry & Associates, Inc.	42	7,415
Paychex, Inc.	121	16,237
Paycom Software, Inc.	84	13,992
Tempus AI, Inc. (a)	276	15,621
Zeta Global Holdings Corp. - Class A (a)	455	13,573
		111,361

Telecommunications - 1.3%
AT&T, Inc.	831	18,282
Frontier Communications Parent, Inc. (a)	407	14,461
Verizon Communications, Inc.	374	16,796
		49,539

Transportation - 3.0%
CSX Corp.	476	16,436
JB Hunt Transport Services, Inc.	84	14,476
Kirby Corp. (a)	111	13,590
Knight-Swift Transportation Holdings, Inc.	283	15,268
Landstar System, Inc.	85	16,054
Norfolk Southern Corp.	58	14,413
Old Dominion Freight Line, Inc.	72	14,302
Saia, Inc. (a)	28	12,243
		116,782

Water - 0.7%
American Water Works Co., Inc.	99	14,478
Essential Utilities, Inc.	340	13,114
		27,592
TOTAL COMMON STOCKS (Cost $3,189,221)		3,564,254

REAL ESTATE INVESTMENT TRUSTS - 8.6%	Shares	Value
AGNC Investment Corp.	755	7,897
Agree Realty Corp.	126	9,492
Alexandria Real Estate Equities, Inc.	71	8,431
American Homes 4 Rent - Class A	208	7,985
AvalonBay Communities, Inc.	42	9,461
Brixmor Property Group, Inc.	320	8,915
BXP, Inc.	114	9,173
Camden Property Trust	82	10,130
Crown Castle International Corp.	84	9,965
CubeSmart	155	8,344
EastGroup Properties, Inc.	42	7,846
Equity LifeStyle Properties, Inc.	112	7,990
Equity Residential	124	9,233
Essential Properties Realty Trust, Inc.	191	6,523
Essex Property Trust, Inc.	28	8,272
Extra Space Storage, Inc.	53	9,550
Federal Realty Investment Trust	86	9,887
First Industrial Realty Trust, Inc.	170	9,517
Gaming and Leisure Properties, Inc.	183	9,415
Healthcare Realty Trust, Inc.	431	7,823
Healthpeak Properties, Inc.	366	8,370
Host Hotels & Resorts, Inc.	385	6,776
Invitation Homes, Inc.	228	8,039
Kimco Realty Corp.	346	8,034
Kite Realty Group Trust	229	6,082
Lamar Advertising Co. - Class A	70	9,352
Mid-America Apartment Communities, Inc.	56	8,898
NNN REIT, Inc.	184	8,922
Public Storage	27	9,825
Regency Centers Corp.	115	8,307
Rexford Industrial Realty, Inc.	169	8,502
Rithm Capital Corp.	535	6,072
Ryman Hospitality Properties, Inc.	86	9,223
Simon Property Group, Inc.	57	9,634
STAG Industrial, Inc.	224	8,756
Terreno Realty Corp.	127	8,487
UDR, Inc.	203	9,204
VICI Properties, Inc.	296	9,860
Vornado Realty Trust	218	8,589
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $303,454)		336,781

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (b)	6,119	6,119
TOTAL SHORT-TERM INVESTMENTS (Cost $6,119)		6,119

TOTAL INVESTMENTS - 99.9% (Cost $3,498,794)		3,907,154
Other Assets in Excess of Liabilities - 0.1%		2,004
TOTAL NET ASSETS - 100.0%		$3,909,158

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

RiverNorth Patriot ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,564,254	$–	$–	$3,564,254
Real Estate Investment Trusts	336,781	–	–	336,781
Money Market Funds	6,119	–	–	6,119
Total Investments	$3,907,154	$–	$–	$3,907,154

Refer to the Schedule of Investments for further disaggregation of investment categories.